Prospectus Supplement — April 27, 2012
Columbia Limited Duration Credit Fund — Prospectuses (9/29/11)

Effective May 1, 2012, the following changes are hereby made to the prospectuses of the Fund.

The information under the caption “Fund Management” in the Summary of the Fund is superseded and hereby replaced with the following:

Investment Manager:    Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Managed Fund Since
Tom Murphy, CFA	Portfolio Manager	2003

Timothy J. Doubek, CFA	Portfolio Manager	2009

Royce Wilson, CFA	Portfolio Manager	May 2012

The information about the portfolio managers under the caption “Fund Management and Compensation” under More Information About the Fund is superseded and hereby replaced with the following:

Portfolio Managers.    The portfolio managers responsible for the day-to-day management of the Fund are:

Tom Murphy, CFA, Portfolio Manager

•	Managed the Fund since May 2003.

•	Sector Leader of the investment grade credit sector team.

•	Joined the Investment Manager in 2002.

•	Managing Director and Portfolio Manager, BlackRock Financial Management, 2002; various positions, Zurich Scudder, 1992 to 2002.

•	Began investment career in 1986.

•	MBA, University of Michigan.

Timothy J. Doubek, CFA, Portfolio Manager

•	Managed the Fund since May 2009.

•	Sector Manager on the investment grade credit sector team.

•	Joined the Investment Manager in June 2001.

•	Principal and senior portfolio manager, Lincoln Capital Management, 1996 to 2001; Fixed income portfolio manager, Northwestern Mutual Life Insurance Company, 1987 to 1996.

•	Began investment career in 1987.

•	MBA, University of Michigan.

Royce Wilson, CFA, Portfolio Manager

•	Managed the Fund since May 2012.

•	Sector Manager on the investment grade credit sector team.

•	Joined the Investment Manager in June 2007 as a sector manager and was previously employed as a corporate bond trader for Nomura Securities from 2002 to 2006.

•	Began investment career in 2002.

•	BBA, Western Connecticut State University.

The remainder of the section is unchanged.

S-6265-11 A (4/12)

S-6265-11 A (4/12)